Parent Only Information - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Operations [Line Items]
Revenue	$ 382	$ 1,015	$ 1,497
Cost of revenue	(431)	(919)	(1,134)
General and administrative expenses	(1,329)	(1,025)	(1,583)
Sales and marketing expenses	(41)	(34)	(63)
Other expense, net	178	13	31
Share of loss from subsidiaries	(5,213)	(4,936)	(4,868)
Net loss	$ (6,454)	$ (5,886)	$ (6,120)